Consolidated Statements of Stockholders' Equity (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Other Comprehensive (Income) Loss, Defined Benefit Plan, after Reclassification Adjustment, Tax	$ 5,772	$ (1,628)	$ 1,999